Net Loss per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2022 CNY (¥) ¥ / shares shares	Sep. 30, 2022 USD ($) $ / shares shares	Sep. 30, 2021 CNY (¥) ¥ / shares shares
Numerator:
Net loss	¥ (6,010,617)	$ (844,959)	¥ (4,712,972)
Net loss attributable to noncontrolling interests	8,258	1,161	11,758
Net loss attributable to Bilibili Inc.'s shareholders for basic net loss per share calculation	(6,002,359)	$ (843,798)	(4,701,214)
Net loss attributable to Bilibili Inc.'s shareholders for dilutive net loss per share calculation | ¥	¥ (6,002,359)		¥ (4,701,214)
Denominator:
Net loss per share, basic | (per share)	¥ (15.22)	$ (2.14)	¥ (12.5)
Net loss per share, diluted | (per share)	¥ (15.22)	$ (2.14)	¥ (12.5)
Share options
Net Loss Per Share
Anti-dilutive securities excluded from the calculation of diluted net loss per share	2,581,321	2,581,321	13,143,917
Ordinary Shares
Denominator:
Weighted average number of ordinary shares outstanding, basic	394,452,475	394,452,475	376,073,065
Weighted average number of ordinary shares outstanding, diluted	394,452,475	394,452,475	376,073,065
Ordinary Shares | Convertible senior notes (the "April 2026 Notes") due April 2026 [Member]
Net Loss Per Share
Anti-dilutive securities excluded from the calculation of diluted net loss per share	17,347,747	17,347,747	19,164,376
Ordinary Shares | Convertible senior notes (the "2027 Notes") due 2027 [Member]
Net Loss Per Share
Anti-dilutive securities excluded from the calculation of diluted net loss per share	19,641,256	19,641,256	19,641,280
Ordinary Shares | Convertible senior notes (the "December 2026 Notes") due December 2026 [Member]
Net Loss Per Share
Anti-dilutive securities excluded from the calculation of diluted net loss per share	15,013,771	15,013,771